Income Taxes - Deferred Tax in Shareholders' Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax in Other Comprehensive Income
Actuarial gain on employment retirement benefit plans	$ 187	$ 186
Total income tax expense reported in equity	187	186
Deferred income tax assets not recognised	89	119
Capital losses on unrealized foreign exchange	749	$ 1,000
Deferred tax liability on unremitted net earnings of foreign subsidiaries	$ 0